Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2012
Income and Share Data Used In Basic and Diluted Earnings Per Share Computations

The following reflects the income and the share data used in the basic and diluted earnings per share computations:

	Years Ended December 31,
	2012	2011		2010
	(in thousands, except share and per share information)
Numerator:
Net income (loss), basic and diluted	$33,989	$(2,903	) $	37,299
Denominator:
Weighted average number of common shares outstanding, basic	216,901,000	195,447,944		150,000,000
Effect of share-based compensation awards	2,159	—		—

Weighted average number of common shares outstanding, diluted	216,903,159	195,447,944		150,000,000
Earnings (loss) per share:
Basic	$0.16	$(0.01	) $	0.25
Diluted	$0.16	$(0.01	) $	0.25